Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands					12 Months Ended
	Apr. 03, 2023 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments					133,292
Vested during the year | EquityInstruments	(16,089)		(50,982)	(14,062)	(50,557)
Forfeited during the year | EquityInstruments					(82,735)
Outstanding at end of the year | EquityInstruments		133,292
Weighted average contractual life
Weighted average contractual life		10 months 2 days
Aggregate fair value
Outstanding at the beginning of the year | $					$ 357
Vested during the year | $					(146)
Forfeited during the year | $					$ (211)
Outstanding at the end of the year | $		$ 357